FAIR VALUE MEASUREMENTS - Fair value measurements inputs (Details)	Mar. 31, 2021	Dec. 31, 2020 $ / shares Y	Oct. 30, 2020 $ / shares Y
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	10.06	10.05
Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	86.0	86.0
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		0
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	28.0	28.0
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.49	1.00
Fair value of warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	1.98	1.91
Public Warrants | Stock price | Monte Carlo Simulation Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			9.93
Public Warrants | Strike price | Monte Carlo Simulation Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			11.50
Public Warrants | Probability of completing a Business Combination | Monte Carlo Simulation Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			86.0
Public Warrants | Term (in years) | Monte Carlo Simulation Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | Y			6.1
Public Warrants | Volatility pre-merger | Monte Carlo Simulation Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			4.5
Public Warrants | Volatility post-merger | Monte Carlo Simulation Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			26.0
Public Warrants | Risk-free rate | Monte Carlo Simulation Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			0.5
Public Warrants | Fair value of warrants | Monte Carlo Simulation Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			1.52
Private Placement Warrants | Stock price | Modified Black Scholes Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		10.06	9.93
Private Placement Warrants | Strike price | Modified Black Scholes Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		11.50	11.50
Private Placement Warrants | Probability of completing a Business Combination | Modified Black Scholes Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		86.0	86.0
Private Placement Warrants | Term (in years) | Modified Black Scholes Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | Y		5.9	6.1
Private Placement Warrants | Volatility | Modified Black Scholes Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		28.0	22.8
Private Placement Warrants | Risk-free rate | Modified Black Scholes Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		0.5	0.5
Private Placement Warrants | Fair value of warrants | Modified Black Scholes Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		1.98	1.53